Revenue	12 Months Ended
Dec. 31, 2024
Revenue.
Revenue

17. Revenue

The following table summarizes details of revenue recognized in the years ended December 31, 2024, 2023 and 2022 by collaboration agreement and by category of revenue: upfront payments, other research and development service fees and equity consideration.

	2024	2023	2022

	(€ in thousands)
Up-front payments
Eli Lilly and Company	15,584	5,996	2,646
Yarrow Biotechnology, Inc.	—	—	191
Other R&D services
Eli Lilly and Company	—	—	270
Yarrow Biotechnology, Inc.	—	—	118
Equity component
Eli Lilly and Company	496	518	321
Yarrow Biotechnology, Inc.	—	—	48
Milestone payments
Eli Lilly and Company	2,825	—	—
	18,905	6,514	3,594

The table below summarizes the changes in current and non-current deferred revenue for the years ended December 31, 2024 and 2023.

Eli Lilly
(€ in thousands)
Balance at January 1, 2023	71,209
Received or receivable
Upfront payment	—
Equity component	—
Milestones achieved	—
Revenue recognition
Upfront payment	(5,996)
Equity component	(518)
Milestones achieved	—
Foreign currency translation effects	44
Balance at January 1, 2024	64,739
Received or receivable
Upfront payment	—
Equity component	—
Milestones achieved	5,096
Revenue recognition
Upfront payment	(15,584)
Equity component	(496)
Milestones achieved	(2,825)
Foreign currency translation effects	—
Balance at December 31, 2024	50,930

Eli Lilly and Company collaboration

In September 2021, the Company entered into a global licensing and research collaboration with Lilly focused on the discovery, development, and commercialization of potential new medicines for genetic disorders in the liver and nervous system. ProQR and Lilly will use ProQR’s proprietary Axiomer RNA editing platform to progress new drug targets toward clinical development and commercialization.

Under the terms of the agreement, ProQR received an upfront payment and equity consideration, and is eligible to receive milestone payments and royalties on the net sales of any resulting products. In September 2021, the Company issued 3,989,976 shares to Lilly, resulting in gross proceeds of $ 30,000,000 (€ 25,270,000). These shares were issued at a premium of $ 2,429,000 (€ 2,047,000), which was determined to be part of the transaction price and as such was initially recognized as deferred revenue. An up-front payment of $ 20,000,000 (€ 16,849,000) was received in October 2021.

In December 2022, the Company and Lilly amended their research and collaboration agreement described above, which expanded the collaboration. Under the amended and restated research and collaboration agreement, Lilly will gain access to additional targets in the central nervous system (“CNS”) and peripheral nervous system (“PNS”) with ProQR’s Axiomer platform.

As described under Note 13, pursuant to the amended and restated agreement, the Company issued 9,381,586 shares to Lilly in December 2022, resulting in gross proceeds of $ 15,000,000 (€ 14,122,000). These shares were issued at a discount of $ 480,000 (€ 451,000), which is accounted for as a reduction of the transaction price. In February 2023, ProQR also received an upfront payment of $ 60,000,000 (€ 56,412,000). Lilly has the ability to exercise an option to further expand the partnership for a consideration of $ 50,000,000.

With regard to the original and amended and restated research and collaboration agreements with Lilly, the Company concluded as follows:

●	The amended and restated research and collaboration agreement is accounted for as a separate contract under IFRS 15 given the group of promises to be delivered are distinct and are priced commensurate with stand-alone selling prices.
●	For each of the agreements, the company identified one performance obligation under IFRS 15, for the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract. ProQR’s services are evaluated as predominant at inception of the contract and the compounds resulting from the collaboration do not represent a series of distinct promises because they were not predetermined at the inception of the contract and can be terminated or replaced at the discretion of Lilly subject to the terms and conditions of the Collaboration agreement.
●	The transaction price of the agreement includes fixed components, consisting of an up-front fee and an equity component (premium or discount). The agreement also contains variable parts, notably milestones, which are included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Development milestone payments to be reached during the ProQR research program will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	Initially, the Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

After the handover of a compound to Lilly:

●	The variable consideration for development milestones to be reached during the Lilly R&D activities is linked to a separable right to use the license which comes into existence for each successful compound transferred to Lilly. This license is a separate performance obligation and revenue will be recognized at a point in time when the development milestone for a license is achieved and the variable constraint is resolved.
●	The variable consideration for commercial milestones is linked to a separable right to use the license which comes into existence for each successful compound transferred to Lilly. This license is a separate performance obligation and will be recognized at a point in time when the commercial milestone for a license is achieved and the variable constraint is resolved.
●	For sales-based royalties, the license is the predominant item to which the royalty relates. The sales-based royalties will be recognized after the handover of the compound to Lilly (after completion of the initial performance obligation) and once the respective sale level occurs.

During the year ended December 31, 2024, the Company reached milestones amounting to $ 5,500,000 (€ 5,096,000) under the agreement, which were added to the transaction price and recognized partially as revenue during the year ended December 31, 2024.

Yarrow Biotechnology, Inc. collaboration

In May 2021, the Company entered into an exclusive worldwide license and discovery collaboration for an undisclosed target with Yarrow. Under the terms of the agreement, ProQR received an upfront payment, equity consideration and reimbursement for ongoing R&D services. ProQR was also eligible to receive milestone payments and royalties on the net sales of any resulting products. In May 2021, ProQR received an up-front payment of € 419,000 and 8% of the shares of Yarrow’s common stock (see Note 8). In 2021, ProQR also received reimbursements for R&D services performed amounting to € 178,000.

With regard to its collaboration with Yarrow, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently includes both fixed and variable components. The fixed part consists of an up-front fee and an equity component. The variable part consists of a cost reimbursement for research and development activities. The agreement also contains other variable parts, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

The Yarrow collaboration was terminated in the third quarter of 2022.